Financial Instruments - Schedule of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 17.1	$ 23.6
Trade and other payables	1,018.7	842.4
Lease liabilities	741.6	667.8
Long-term debt	1,390.9	1,103.0
Other financial liabilities	7.7	5.6
Total contractual obligations	3,176.0	2,642.4
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	17.1	23.6
Trade and other payables	1,018.7	842.4
Lease liabilities	140.4	119.4
Long-term debt	178.6	126.6
Other financial liabilities	6.8	5.3
Total contractual obligations	1,361.6	1,117.3
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	266.6	228.3
Long-term debt	546.0	185.9
Other financial liabilities	0.9	0.3
Total contractual obligations	813.5	414.5
After 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	334.6	320.1
Long-term debt	666.3	790.5
Other financial liabilities	0.0	0.0
Total contractual obligations	$ 1,000.9	$ 1,110.6